LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Changes in the loss allowance of loan recognized (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (763,122)	¥ (256,639)
Changes on initial application of ASU 2016-13	404,174	1,580,464	¥ 553,688		$ 57,080
Additions	(326,204)	(398,167)	(257,953)	¥ (184,586)
Write-off	48,908		37,757	15,606
Provision for credit losses	(1,039,367)	(255,105)	(37,961)	(36,474)
Payments from the borrowers or other recoveries	62,053	146,789	105,263	¥ 23,371
Ending balance of the period	(2,190,575)	(763,122)	(256,639)
Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13						¥ (172,843)
ASU 2016-13
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13						¥ 1,407,621
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	(172,843)
Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(763,122)	(256,639)
Changes on initial application of ASU 2016-13	404,174	1,580,464	553,688
Additions	(326,204)
Write-off	48,908
Provision for credit losses	(1,039,367)
Payments from the borrowers or other recoveries	62,053
Ending balance of the period	(2,190,575)	(763,122)	¥ (256,639)
Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	(172,843)
Normal | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(248,244)
Additions	(326,204)
Provision for credit losses	(171,397)
Payments from the borrowers or other recoveries	57,871
Ending balance of the period	(98,314)	(248,244)
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	126,621
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	386,773
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(2,069)
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(52)
Normal | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	78,387
Attention | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(387,398)
Provision for credit losses	(788,149)
Payments from the borrowers or other recoveries	2,372
Ending balance of the period	(164,793)	(387,398)
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(126,621)
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	1,237,102
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	2,069
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(31)
Attention | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	(104,137)
Secondary | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(127,480)
Write-off	48,908
Provision for credit losses	(79,821)
Payments from the borrowers or other recoveries	1,810
Ending balance of the period	(1,927,468)	¥ (127,480)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(386,773)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(1,237,102)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	31
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	52
Secondary | Loan recognized as a result of payment under the guarantee | ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	¥ (147,093)